Income Taxes (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Entity [Domain]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Temporary Differences/Potential change	$ 1,900	$ 1,400
2005 and subsequent years | Entity [Domain]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Open Tax Year	2005
Settlement with Taxing Authority | 2006 through 2010 years | Nova Scotia Power Inc. | Canada Revenue Agency
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net amount in dispute	$ 62
Prepaid amount in dispute	$ 23